                                                              September 9, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Station Place
100 F Street, N.E.
Washington, DC 20549

                    Re:  Revlon Consumer Products Corporation
                         Registration Statement on Form S-4
                         ----------------------------------

Ladies and Gentlemen:

                  On behalf of Revlon Consumer Products Corporation ("RCPC"), we hereby electronically transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S-T, the initial filing of the Registration Statement of RCPC on Form S-4 related to $80,000,000 aggregate principal amount of 9 1/2% Senior Notes to be exchanged for a like amount of 9 1/2% Senior Notes issued by RCPC on August 16, 2005.

                  Please note that the amount of $9,416 in payment of the
applicable registration fee on Form S-4 was sent by wire transfer to the SEC on
September 1, 2005.

                  Please call me at (212) 735-3497 should you have any questions or require any additional information.

                                                     Very truly yours,

                                                     /s/ Stacy J. Kanter

                                                     Stacy J. Kanter

cc: Robert K. Kretzman, Esq.